Employee Benefits	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Employee Benefits

NOTE 24: EMPLOYEE BENEFITS

DEFINED BENEFIT PENSION AND OTHER POST-EMPLOYMENT BENEFIT (OPEB) PLANS

The Bank's principal pension plans, consisting of The Pension Fund Society of The Toronto-Dominion Bank (the "Society") and the TD Pension Plan (Canada) (TDPP), are defined benefit plans for Canadian Bank employees. The Society was closed to new members on January 30, 2009, and the TDPP commenced on March 1, 2009. Benefits under the principal pension plans are determined based upon the period of plan participation and the average salary of the member in the best consecutive five years in the last ten years of combined plan membership. Effective December 31, 2018, the defined benefit portion of the TDPP was closed to new employees hired after that date. All new permanent employees hired in Canada on or after January 1, 2019 are eligible to join the defined contribution portion of the TDPP after one year of service.

Funding for the Bank's principal pension plans is provided by contributions from the Bank and members of the plans. In accordance with legislation, the Bank contributes amounts, as determined on an actuarial basis, to the plans and has the ultimate responsibility for ensuring that the liabilities of the plans are adequately funded over time. The Bank's contributions to the principal pension plans during 2019 were $352 million (2018 – $355 million). The 2019 and 2018 contributions were made in accordance with the actuarial valuation reports for funding purposes as at October 31, 2018 and October 31, 2017, respectively, for both of the principal pension plans. For both of the principal pension plans, a valuation for funding purposes is being prepared as of October 31, 2019.

The Bank also provides certain post-retirement benefits, which are generally unfunded. Post-retirement benefit plans, where offered, generally include health care and dental benefits or an annual discount amount to be used to reduce the cost of coverage. Employees must meet certain age and service requirements to be eligible for post-retirement benefits and are generally required to pay a portion of the cost of the benefits. Effective June 1, 2017, the Bank's principal non-pension post-retirement benefit plan was closed to new employees hired on or after that date.

INVESTMENT STRATEGY AND ASSET ALLOCATION

The primary objective of each of the Society and the TDPP is to achieve a rate of return that meets or exceeds the change in value of the plan's respective liabilities over rolling five-year periods. The investments of the Society and the TDPP are managed with the primary objective of providing reasonable rates of return, consistent with available market opportunities, consideration of plan liabilities, prudent portfolio management, and levels of risk commensurate with the return expectations and asset mix policy as set out by the risk budget of 6% and 14% surplus volatility, respectively. The investment policies for the principal pension plans generally do not apply to the Pension Enhancement Account (PEA) assets, which are invested at the members' discretion in certain mutual and pooled funds.

The asset allocations by asset category for the principal pension plans are as follows:

Plan Asset Allocation
(millions of Canadian dollars except as noted)	Society[1]						TDPP[1]
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2019			Quoted	Unquoted			Quoted	Unquoted
Debt	40-70%	55%	$–	$3,374	25-50%	34%	$–	$634
Equity	24-42	32	1,002	976	30-70	54	504	503
Alternative investments[2]	6-35	13	–	760	5-35	12	–	229

Other[3]	n/a	n/a	–	(276)	n/a	n/a	–	111
Total		100%	$1,002	$4,834		100%	$504	$1,477

As at October 31, 2018
Debt	40-70%	55%	$–	$2,885	25-50%	34%	$–	$497
Equity	24-42	34	897	869	30-65	58	396	470
Alternative investments[2]	6-35	11	–	551	3-25	8	–	122

Other[3]	n/a	n/a	–	(107)	n/a	n/a	–	63
Total		100%	$897	$4,198		100%	$396	$1,152

As at October 31, 2017
Debt	40-70%	57%	$–	$2,903	25-56%	36%	$–	$484
Equity	24-42	35	1,248	511	30-65	59	324	478
Alternative investments[2]	0-35	8	42	376	0-20	5	–	68

Other[3]	n/a	n/a	–	46	n/a	n/a	–	56
Total		100%	$1,290	$3,836		100%	$324	$1,086
[1]	The principal pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
[2]	The principal pension plans' alternative investments primarily include private equity, infrastructure, and real estate funds.
[3]	Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, PEA assets, and interest and dividends receivable.

Public debt instruments of both the Society and the TDPP must meet or exceed a credit rating of BBB- at the time of purchase. There are no limitations on the maximum amount allocated to each credit rating above BBB+ for the total public debt portfolio.

With respect to the Society's public debt portfolio, up to 15% of the total fund can be invested in a bond mandate subject to the following constraints:

•	Debt instruments rated BBB+ to BBB- must not exceed 25% of the mandate in total;
•	Asset-backed securities must have a minimum credit rating of AAA and not exceed 25% of the mandate in total;
•	Debt instruments of non-government entities must not exceed 80% in total;
•	Debt instruments of foreign government entities must not exceed 20% in total;
•	Debt instruments of either a single non-government or single foreign government entity must not exceed 10%; and
•	Debt instruments issued by the Government of Canada, provinces of Canada, or municipalities must in total not exceed 100%, 75%, or 10%, respectively.

Also with respect to the Society's public debt portfolio, up to a further 10% of the total fund can be invested in a bond mandate subject to the following constraints:

•	Debt instruments rated BBB+ to BBB- must not exceed 50% of the mandate in total;
•	Asset-backed securities must have a minimum credit rating of AAA and not exceed 25% of the mandate in total; and
•	Limitation of 10% for any one issuer.

The remainder of the Society's public debt portfolio is not permitted to invest in the debt instruments of foreign or non-government entities.

With respect to the TDPP's public debt portfolio, up to 15% of the total fund can be invested in a passively managed bond mandate that is based on an index entirely comprised of investment-grade debt instruments issued by the Government of Canada, provinces of Canada, Canadian municipalities, and Canadian non-government entities.

The remainder of the TDPP's public debt portfolio is not permitted to invest in the debt instruments of foreign or non-government entities.

The equity portfolios of both the Society and the TDPP are broadly diversified primarily across small to large capitalization quality companies and income trusts with no individual holding exceeding 10% of the equity portfolio or 10% of the outstanding securities of any one company or income trust at any time. Foreign equities are permitted to be included to further diversify the portfolio. A maximum of 10% of a total fund may be invested in emerging market equities.

For both the Society and the TDPP, derivatives can be utilized, provided they are not used to create financial leverage, but rather for risk management purposes. Both the Society and the TDPP are also permitted to invest in other alternative investments, such as private equity, infrastructure equity, and real estate.

RISK MANAGEMENT PRACTICES

The principal pension plans' investments include financial instruments which are exposed to various risks. These risks include market risk (including foreign currency, interest rate, inflation, price, credit spread risks), credit risk, and liquidity risk. Key material risks faced by all plans are a decline in interest rates or credit spreads, which could increase the defined benefit obligation by more than the change in the value of plan assets, or from longevity risk (that is, lower mortality rates).

Asset-liability matching strategies are focused on obtaining an appropriate balance between earning an adequate return and having changes in liability values being hedged by changes in asset values.

The principal pension plans manage these financial risks in accordance with the Pension Benefits Standards Act, 1985, applicable regulations, as well as both the principal pension plans' Statement of Investment Policies and Procedures (SIPP) and the Management Operating Policies and Procedures (MOPP). The following are some specific risk management practices employed by the principal pension plans:

•	Monitoring credit exposure of issuers;
•	Monitoring adherence to asset allocation guidelines;
•	Monitoring asset class performance against benchmarks; and
•	Monitoring the return on the plans' assets relative to the plans' liabilities.

The Bank's principal pension plans are overseen by a single retirement governance structure established by the Human Resources Committee of the Bank's Board of Directors. The governance structure utilizes retirement governance committees who have responsibility to oversee plan operations and investments, acting in a fiduciary capacity. Strategic, material plan changes require the approval of the Bank's Board of Directors.

OTHER PENSION AND RETIREMENT PLANS

CT Pension Plan

As a result of the acquisition of CT Financial Services Inc. (CT), the Bank sponsors a defined benefit pension plan. The defined benefit plan was closed to new members after May 31, 1987. However, plan members were permitted to continue in the plan for future service. Funding for the plan is provided by contributions from the Bank and members of the plan.

TD Bank, N.A. Retirement Plans

TD Bank, N.A. and its subsidiaries maintain a defined contribution 401(k) plan covering all employees. The contributions to the plan for the year ended October 31, 2019 were $146 million (October 31, 2018 – $134 million; October 31, 2017 – $124 million). Annual expense is equal to the Bank's contributions to the plan.

TD Bank, N.A. also has frozen defined benefit retirement plans covering certain legacy TD Banknorth and TD Auto Finance (legacy Chrysler Financial) employees. TD Bank, N.A. also has closed post-retirement benefit plans, which include limited medical coverage and life insurance benefits, covering certain groups of employees from legacy organizations.

Supplemental Employee Retirement Plans

Supplemental employee retirement plans for eligible employees are not funded by the Bank.

Government Pension Plans

The Bank also makes contributions to government pension plans, including the Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act. The contributions to government pension plans for the year ended October 31, 2019 were $324 million (October 31, 2018 – $293 million; October 31, 2017 – $277 million).

The following table presents the financial position of the Bank's principal pension plans, the principal non-pension post-retirement benefit plan, and the Bank's significant other pension and retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Benefit Plans' Obligations, Assets and Funded Status
(millions of Canadian dollars, except as noted)	Principal pension plans			Principal non-pension post-retirement benefit plan[1]			Other pension and retirement plans[2]
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$6,539	$7,082	$6,805	$535	$558	$568	$2,569	$2,750	$2,863
Obligations included due to The Retirement Benefit Plan merger[3]	–	6	–	–	–	–	–	–	–
Service cost – benefits earned	326	407	439	14	15	16	9	10	11
Interest cost on projected benefit obligation	240	217	196	20	18	17	106	96	95
Remeasurement (gain) loss – financial	1,565	(969)	(148)	92	(42)	–	430	(190)	(27)
Remeasurement (gain) loss – demographic	–	–	25	(26)	–	(42)	2	(8)	13
Remeasurement (gain) loss – experience	83	22	(15)	–	2	15	6	14	1
Members' contributions	107	104	80	–	–	–	–	–	–
Benefits paid	(303)	(330)	(291)	(15)	(16)	(16)	(143)	(137)	(138)
Change in foreign currency exchange rate	–	–	–	–	–	–	(1)	31	(68)

Past service cost (credit)[4]	1	–	(9)	–	–	–	(30)	3	–

Projected benefit obligation as at October 31	8,558	6,539	7,082	620	535	558	2,948	2,569	2,750
Change in plan assets
Plan assets at fair value at beginning of year	6,643	6,536	5,823	–	–	–	1,733	1,855	1,895
Assets included due to The Retirement Benefit Plan merger[3]	–	10	–	–	–	–	–	–	–
Interest income on plan assets	253	209	174	–	–	–	73	66	64
Remeasurement gain (loss) – return on plan assets less interest income	773	(231)	195	–	–	–	205	(109)	59
Members' contributions	107	104	80	–	–	–	–	–	–
Employer's contributions	352	355	565	15	16	16	96	37	37
Benefits paid	(303)	(330)	(291)	(15)	(16)	(16)	(143)	(137)	(138)
Change in foreign currency exchange rate	–	–	–	–	–	–	(1)	27	(58)

Defined benefit administrative expenses	(8)	(10)	(10)	–	–	–	(4)	(6)	(4)

Plan assets at fair value as at October 31	7,817	6,643	6,536	–	–	–	1,959	1,733	1,855
Excess (deficit) of plan assets at fair value over projected benefit obligation	(741)	104	(546)	(620)	(535)	(558)	(989)	(836)	(895)

Effect of asset limitation and minimum funding requirement	–	–	–	–	–	–	(13)	(13)	–

Net defined benefit asset (liability)	(741)	104	(546)	(620)	(535)	(558)	(1,002)	(849)	(895)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	326	407	439	14	15	16	9	10	11
Net interest cost (income) on net defined benefit liability (asset)	(13)	8	22	20	18	17	33	30	31
Past service cost (credit)[4]	1	–	(9)	–	–	–	(30)	3	–
Defined benefit administrative expenses	10	10	10	–	–	–	6	4	4
Total expense	$324	$425	$462	$34	$33	$33	$18	$47	$46
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage)
Weighted-average discount rate for projected benefit obligation	3.08%	4.10%	3.60%	3.07%	4.10%	3.60%	3.12%	4.37%	3.74%

Weighted-average rate of compensation increase	2.57	2.54	2.54	3.00	3.00	3.00	1.00	1.03	1.14

[1]

The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal non-pension post-retirement benefit plan is 4.18%. The rate is assumed to decrease gradually to 2.42% by the year 2040 and remain at that level thereafter.

[2]

Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

[3]

During 2018, The Retirement Benefit Plan of The Toronto-Dominion Bank (the "RBP") was deemed to be merged with the Society and previously undisclosed obligations and assets of the RBP are now included in fiscal 2018.

[4]	Includes a gain of $33 million related to the TD Auto Finance post-retirement benefit plan that was amended during fiscal 2019.

During the year ended October 31, 2020, the Bank expects to contribute $342 million to its principal pension plans, $18 million to its principal non-pension post-retirement benefit plan, and $39 million to its other pension and retirement plans. Future contribution amounts may change upon the Bank's review of its contribution levels during the year.

Assumptions related to future mortality which have been used to determine the defined benefit obligation and net benefit cost are as follows:

Assumed Life Expectancy at Age 65
(number of years)	Principal pension plans			Principal non-pension post-retirement benefit plan			Other pension and retirement plans
	As at October 31
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Male aged 65 at measurement date	23.4	23.3	23.2	23.4	23.3	23.2	22.1	22.1	21.8
Female aged 65 at measurement date	24.1	24.1	24.0	24.1	24.1	24.0	23.7	23.7	23.4
Male aged 40 at measurement date	24.5	24.5	24.5	24.5	24.5	24.5	22.9	23.0	22.9
Female aged 40 at measurement date	25.3	25.2	25.2	25.3	25.2	25.2	24.8	24.8	25.1

The weighted-average duration of the defined benefit obligation for the Bank's principal pension plans, principal non-pension post-retirement benefit plan, and other pension and retirement plans at the end of the reporting period are 16 years (2018 – 15 years, 2017 – 15 years), 18 years (2018 – 17 years, 2017 – 18 years), and 13 years (2018 – 12 years, 2017 – 13 years), respectively.

The following table provides the sensitivity of the projected benefit obligation for the Bank's principal pension plans, the principal non-pension post-retirement benefit plan, and the Bank's significant other pension and retirement plans to actuarial assumptions considered significant by the Bank. These include discount rate, life expectancy, rates of compensation increase, and health care cost initial trend rates, as applicable. For each sensitivity test, the impact of a reasonably possible change in a single factor is shown with other assumptions left unchanged.

Sensitivity of Significant Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2019
	Obligation Increase (Decrease)
	Principal pension plans	Principal non-pension post- retirement benefit plan	Other pension and retirement plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$1,520	$116	$409
1% increase in assumption	(1,163)	(90)	(333)
Rates of compensation increase
1% decrease in assumption	(313)	– [1]	–	[1]
1% increase in assumption	305	– [1]	–	[1]
Life expectancy
1 year decrease in assumption	(179)	(21)	(94)
1 year increase in assumption	177	21	93
Health care cost initial trend rate
1% decrease in assumption	n/a	(89)	n/a
1% increase in assumption	n/a	113	n/a

[1]	An absolute change in this assumption is immaterial.

The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2019	October 31 2018	October 31 2017
Other assets
Principal pension plans	$–	$104	$–
Other pension and retirement plans	6	3	7

Other employee benefit plans[1]	7	6	6

Total other assets	13	113	13
Other liabilities
Principal pension plans	741	–	546
Principal non-pension post-retirement benefit plan	620	535	558
Other pension and retirement plans	1,008	852	902

Other employee benefit plans[1]	412	360	457

Total other liabilities	2,781	1,747	2,463
Net amount recognized	$(2,768)	$(1,634)	$(2,450)

[1]	Consists of other defined benefit pension and other post-employment benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

The Bank recognized the following amounts in the Consolidated Statement of Other Comprehensive Income.

Amounts Recognized in the Consolidated Statement of Other Comprehensive Income[1]
(millions of Canadian dollars)	For the years ended
	October 31 2019	October 31 2018	October 31 2017
Actuarial gains (losses) recognized in Other Comprehensive Income
Principal pension plans	$(873)	$720	$333
Principal non-pension post-retirement benefit plan	(66)	40	27
Other pension and retirement plans	(231)	60	72
Other employee benefit plans[2]	(75)	45	22
Total actuarial gains (losses) recognized in Other Comprehensive Income	$(1,245)	$865	$454

[1]	Amounts are presented on pre-tax basis.
[2]	Consists of other defined benefit pension and other post-employment benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.